Property, plant and equipment - Items pledged as collateral (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment Pledged as Collateral [Table]

	Type of collateral	12/31/2025	12/31/2024
Land	Financial/Legal	25,562	24,427
Buildings	Financial	1,719,004	1,755,082
Machinery, equipment and facilities	Financial	19,437,703	20,442,189
Work in progress	Financial	339,063	427,998
Other	Financial	48,475	43,487
		21,569,807	22,693,183

Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	R$ 21,569,807	R$ 22,693,183
Land
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	25,562	24,427
Buildings
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	1,719,004	1,755,082
Machinery, equipment and facilities
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	19,437,703	20,442,189
Work in progress
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	339,063	427,998
Other
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	R$ 48,475	R$ 43,487